Income Taxes (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Federal					$ 1,962,000	$ 2,503,000
State					428,000	531,000
Deferred tax expense (benefit) related to:
Provision for loan losses					(355,000)	(320,000)
Depreciation					374,000	203,000
Fair value adjustments					1,611,000	356,000
Nonaccrual interest					(26,000)	(26,000)
Foreclosed real estate					55,000	117,000
Core deposit intangible					(123,000)	(117,000)
Other					63,000	115,000
Change in tax rate					2,440,000	0
Total income tax expense	$ 1,294,707	$ 725,694	$ 2,235,162	$ 1,671,548	$ 6,428,791	$ 3,362,080